ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
ACCOUNTS PAYABLE [Text Block]

11. Accounts Payable

The following table summarizes the Company's accounts payable:

	December 31, 2023	December 31, 2022
Exploration and evaluation expenditures	$124,803	$224,307
Non-exploration and evaluation expenditures	$242,143	$270,284
Total Accounts Payable	$366,946	$494,591